Class A Ordinary Shares Subject to Possible Redemption (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 21, 2022 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares
Temporary Equity [Line Items]
Common stock, authorized | shares	171,153,360	2,000,000,000	2,000,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, outstanding | shares	73,914,149	0		15,717,345
Carrying Value Net of Issuance Costs	$ 246,056,000	$ 0		$ 156,848,000
Class A Ordinary Shares Subject to Redemption | Motive Capital Corp [Member]
Temporary Equity [Line Items]
Common stock, authorized | shares	500,000,000			500,000,000	500,000,000
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001
Number of votes per share	1
Convertible preferred stock, outstanding | shares	41,400,000			41,400,000
Gross Proceeds	$ 414,000,000
Proceeds allocated to Public Warrants	(19,458,000)
Class A ordinary shares issuance costs	(22,524,192)
Accretion of carrying value to redemption value	41,982,192
Carrying Value Net of Issuance Costs	$ 414,000,000			$ 414,000,000